DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

($000s)	Liability Component	Equity Component
Balance, December 31, 2015	$—	$—
Issuance of Convertible Debentures	$38,540	$11,460
Issue costs	$(1,842)	$(548)
Deferred income tax liability	$—	$(3,094)
Effective interest on Convertible Debentures	$722	$—
Balance, December 31, 2016	$37,420	$7,818
Effective interest on Convertible Debentures	2,006	—
Balance, December 31, 2017	$39,426	$7,818

($000s)	Amount
Balance, December 31, 2015	$332,024
Unrealized foreign exchange gain(1) (2)	(9,879)
Amortization of discount and debt issue costs	2,601
324,746
Debt issue costs	(55)
Balance, December 31, 2016	$324,691
Unrealized foreign exchange gain (3) (4)	(22,079)
Amortization of discount and debt issue costs	2,797
Balance, December 31, 2017	$305,409
(1) Exchange rate (CDN$/US$1.00) at December 31, 2016 was 1.3427.
(2) Amount does not include unrealized loss on foreign exchange contracts of $2.0 million.
(3) Exchange rate (CDN$/US$1.00) at December 31, 2017 was 1.2518.
(4) Amount does not include unrealized loss on foreign exchange contracts of $3.9 million.

($000s)	2017	2016
Credit Facilities - current	$—	$19,143
Credit Facilities - non-current	52,066	—
Convertible Debentures (liability component)	39,426	37,420
Senior Notes (due on May 15, 2020)	305,409	324,691
Debt	$396,901	$381,254
The Company is in compliance with the covenant at December 31, 2017 as shown below.

	Covenant as at		Position at
	December 31, 2017		December 31, 2017
Credit Facilities – Senior Debt Covenant	Maximum Ratio
Senior Debt (1) to Bank EBITDA (2) for the last four fiscal quarters	3.00	x	1.22	x
(1) “Senior Debt” is defined as Consolidated Total Debt, including outstanding letters of credit, Credit Facilities, finance lease obligations, deferred lease inducements, deferred financing obligations, deferred capital obligations and net working capital deficiency. Excluded from the calculation is any unsecured or subordinated debt (Senior Notes and Convertible Debentures (liability component)), decommissioning liabilities, deferred gain and deferred tax liability. “Consolidated Total Debt” is defined as determined on a consolidated basis in accordance with GAAP and without duplication, all Debt of the Borrower. The Company’s calculation of Consolidated Total Debt excludes decommissioning liabilities and deferred tax liability. The calculation includes outstanding letters of credit, Credit Facilities, finance lease obligations, deferred lease inducements, deferred capital obligations, deferred financing obligations and net working capital deficiency (excess), calculated as working capital deficiency excluding current risk management contract assets and liabilities and current portion of decommissioning liability. Senior Debt at December 31, 2017 was $104.0 million.
(2) “Bank EBITDA” refers to earnings before interest, taxes, depletion, depreciation, amortization and other non-cash charges. Bank EBITDA is calculated based on terms and definitions set out in the agreement governing the credit facilities which adjusts net income for financing costs, certain specific unrealized and non-cash transactions, and acquisition and disposition activity and is calculated based on a trailing twelve month basis. Bank EBITDA for the trailing twelve months ended December 31, 2017 was $85.1 million.

	Covenant as at		Position at
	December 31, 2017		December 31, 2017
Senior Notes – Incurrence Test	Minimum Ratio
Fixed charge coverage (1)	2.25	x	2.12	x
(1) Fixed charge coverage is computed as the ratio of fixed charges (as defined in the Note Indenture, fixed charges generally includes interest expense plus paid or accrued dividends, if any) to trailing twelve month cash flow (as defined in the Note Indenture, cash flow includes the net profit (loss) and adds back provision for taxes, fixed charges, depletion, and various other non-recurring expenses and charges). For the trailing twelve months ended December 31, 2017, fixed charges were $36.6 million and cash flow was $77.8 million.